Recurring Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Assets:
Money Market Funds held in Trust Account	$ 130,165,886	$ 128,400,078
Liabilities:
Public Warrants: Liabilities	1,138,500	5,313,000
Private Placement Warrants: Liabilities	555,797	2,566,959
Total liabilities	1,694,297	7,879,959
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Money Market Funds held in Trust Account	130,165,886	128,400,078
Liabilities:
Public Warrants: Liabilities	1,138,500	5,313,000
Private Placement Warrants: Liabilities
Total liabilities	1,138,500	5,313,000
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds held in Trust Account
Liabilities:
Public Warrants: Liabilities
Private Placement Warrants: Liabilities
Total liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds held in Trust Account
Liabilities:
Public Warrants: Liabilities
Private Placement Warrants: Liabilities	555,797	2,566,959
Total liabilities	$ 555,797	$ 2,566,959